SUMMARY OF WARRANTS GRANTED VALUATION USING BLACK-SCHOLES PRICING METHOD (Details) - Warrant [Member] - Valuation Technique, Option Pricing Model [Member]	12 Months Ended
	Apr. 30, 2021	Apr. 30, 2020
Measurement Input, Expected Term [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Measurement input, term	2 years	2 years
Measurement Input, Expected Term [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Measurement input, term	10 years	10 years
Measurement Input, Price Volatility [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Alternative Investment, Measurement Input	1.48	1.21
Measurement Input, Price Volatility [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Alternative Investment, Measurement Input	2.80	1.44
Measurement Input, Risk Free Interest Rate [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Alternative Investment, Measurement Input	0.0012	0.0036
Measurement Input, Risk Free Interest Rate [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Alternative Investment, Measurement Input	0.0164	0.0243
Measurement Input, Expected Dividend Rate [Member]
Property, Plant and Equipment [Line Items]
Alternative Investment, Measurement Input	0	0